Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers
Revenue From Contracts With Customers

6. Revenue From Contracts With Customers

The Company derives revenues primarily from licensing its proprietary PRINT technology and from performing research and development services. Revenues are recognized as services are performed in an amount that reflects the consideration we expect to be entitled to in exchange for those services and technology.

In September 2015, GSK Inhaled exercised the option to permanently license the technology for a non‑refundable payment to the Company of $15.0 million. Pursuant to the license provisions of the collaboration agreement, GSK Inhaled is potentially required to pay Liquidia for certain milestones reached in addition to tiered royalties on the worldwide sales of the licensed products at percentages ranging from the mid‑single digits to low-single digits depending on the total number of products developed and other royalty step-down events with a fixed low-single digit royalty floor. On July 20, 2018, GSK notified the Company of its plans to discontinue development of the inhaled antiviral for viral exacerbations in chronic obstructive pulmonary disease under the GSK Inhaled collaboration agreement after completion of the related Phase 1 clinical trial. The result of this change will likely be a delay in resumption of research services from when previously estimated but no change in estimate with regard to estimated progress under the collaboration. Therefore, there was no impact on the financial statements for the year ended December 31, 2018.

In June 2016, the Company entered into a development and license agreement with G&W Laboratories (“G&W”) to develop multiple products for topical delivery in dermatology using the Company’s PRINT technology (the “G&W Agreement”). The first non-refundable up-front fee of $1.0 million was received in June 2016. Research and development services commenced in July 2016 on the first program pursuant to this agreement. In April 2018, the Company and G&W mutually agreed to terminate the G&W Agreement. As a result, during the second quarter of 2018, the remaining unamortized balances in the related deferred revenue and deferred sublicense payments of $0.9 million and $0.1 million, respectively, were fully recorded as Revenues and Cost of Sales, respectively, in the accompanying Statement of Operations and Comprehensive Loss for the year ended December 31, 2018.

The Company’s research, development and licensing agreements provide for multiple promised goods and services to be satisfied by the Company and include a license to the Company’s technology in a particular field of study, participation in collaboration committees, performance of certain research and development services and obligations for certain manufacturing services. The transaction price for these contracts includes non-refundable fees and fees for research and development services. Non-refundable up-front fees which may include, for example, an initial payment upon effectiveness of the contractual relationship or payment to secure a right for a future license, are recorded as deferred revenue and recognized into revenue over time as the Company provides the research services under the contract required to advance the products to the point where the Company is able to transfer control of the licensed technology to the customer (‘‘Technology Transfer’’). The contract consideration may also include additional non-refundable payments due to the Company based on the achievement of research, development, regulatory or commercialization milestone events. In agreements involving multiple goods or services promised to be transferred to customers, the Company must assess, at the inception of the contract, whether each promise represents a separate performance obligation (i.e., is "distinct"), or whether such promises should be combined as a single performance obligation. As these goods and services are considered to be highly interrelated, they were considered to represent a single, combined performance obligation. The Company includes an estimate of the probable amount of milestone payments to which it will be entitled in the transaction price. The estimate requires evaluation of factors which are outside of the Company’s control and significantly limit the Company’s ability to achieve the remaining milestone payments. Therefore, the Company has not included any future milestone payments in the transaction price allocated to research, development and licensing agreements as of December 31, 2018. The Company revises the transaction price to include milestone payments once the specific milestone achievement is not considered to be subject to a significant reversal of revenue. At that time, the estimated transaction price is adjusted and a cumulative catch-up adjustment is recorded to adjust the amount of revenue to be recognized from the license inception to the date the milestone was deemed probable of achievement. The milestone is included with other non-refundable up-front fees and recognized into revenue over time as the Company continues to provide services under the contract prior to the Company’s Technology Transfer. The amount of revenue recognized is based on the proportion of total research services performed to date to the expected services to be provided until Technology Transfer is expected to occur.

The estimate of the research services to be provided prior to the Technology Transfer requires significant judgment to evaluate assumptions regarding the level of effort required for the Company to have performed sufficient obligations for the customer to be able to utilize the licensed technology without requiring further services from the Company. If the estimated level of effort changes, the remaining deferred revenue is recognized over the revised period in which the expected research services required to achieve Technology Transfer. Changes in estimates occur for a variety of reasons, including but not limited to (i) research and development acceleration or delays, (ii) customer prioritization of research projects, or (iii) results of research and development activities. The Company recognizes the consideration expected to be received for research and development services, which are primarily billed quarterly in arrears on a time and materials basis, as the services are performed and collection is reasonably assured.

Royalties related to product sales will be recognized as revenue when the sale occurs since payments relate directly to products that will have been fully developed and for which the Company will have satisfied all of its performance obligations.

The following tables represent a disaggregation of revenue by each significant research, development and licensing agreement and payment type for the years ended December 31, 2017 and 2018:

	2017 Revenue Recognized From
	Non-Refundable Payments		Research and
		Up-front	Development
Under Topic 605	Milestones	Payments	Services	Total
GSK Inhaled	$—	$3,000,000	$3,114,311	$6,114,311
Other	—	343,216	800,596	1,143,812
Total	$—	$3,343,216	$3,914,907	$7,258,123

	2018 Revenue Recognized From
	Non-Refundable Payments		Research and
		Up-front	Development
Under Topic 606	Milestones	Payments	Services	Total
GSK Inhaled	$45,058	$225,293	$168,000	$438,351
Other	—	943,419	1,325,211	2,268,630
Total	$45,058	$1,168,712	$1,493,211	$2,706,981

Deferred Revenue

The Company recognized $3.3 million of revenue during the year ended December 31, 2017 under ASC 605, and $1.2 million of revenue from non-refundable payments under Topic 606 during the year ended December 31, 2018, which was included in deferred revenue balances at the beginning of these respective periods.

Transaction Price Allocated to the Remaining Performance Obligations

In December 2017, the Company was made aware of delays and reduced requirements and budget for support for its GSK and G&W Laboratories collaborators and revised its estimate of the remaining estimated period of the performance obligations. As a result, approximately $3.0 million of deferred revenue previously considered current was reclassified to long-term deferred revenue as it was not expected to be recognized within 12 months. As of December 31, 2018, approximately $8.0 million of revenue is expected to be recognized from remaining performance obligations for non-refundable payments. The Company expects to recognize revenue on approximately 0%,  3% and 11% of these remaining performance obligations in 2019,  2020 and 2021 respectively, with the balance recognized thereafter. Revenue from remaining performance obligations for research and development services as of December 31, 2018 was not material.

Deferred Sublicense Payments

Sublicense payments to UNC are considered direct and incremental fulfillment costs of the Company’s research, development and licensing agreements as the PRINT technology resources used by the Company are continually researched by UNC. These costs are deferred and then amortized into Cost of Sales over the same estimated period of benefit as the period of the underlying revenue recognition. As of December 31, 2017, the balances of these unamortized payments under ASC 605 included in current and long-term prepaid expenses and other assets was $319,758 and $552,730, respectively. As of December 31, 2018, the balances of these unamortized payments included in current and long-term prepaid expenses and other assets was $0 and $807,192, respectively.